FAIR VALUE MEASUREMENTS - Key assumptions (Details) - 2025 Convertible promissory notes	Dec. 31, 2023	Dec. 31, 2022
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible notes	0.9000
Volatility | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible notes		0.9400
Volatility | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible notes		0.9600
Discount rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible notes	0.1465	0.1600
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible notes	0.0399
Risk-free interest rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible notes		0.0423
Risk-free interest rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible notes		0.0428
Probability of triggering events
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible notes	0.1500